Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Assets - Significant Observable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	73,856,000,000	69,092,000,000	61,969,000,000
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,847,000,000	1,508,000,000	404,000,000
Financial Assets Held For Trading [Member] | Loans and advances [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 28,659,000,000	32,321,000,000	28,642,000,000
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,609,000,000	1,285,000,000	60,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active markets prices
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 11,123,000,000	8,178,000,000	7,494,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 57,000,000	55,000,000	199,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Net asset value
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV not published
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 31,000,000	0	0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 60,000,000	59,000,000	60,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 34,043,000,000	28,593,000,000	25,833,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 121,000,000	109,000,000	85,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Interest Rate Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows Caps/Floors: Black, Hull-White and SABR Bond options: Black Swaptions: Black, Hull-White and LGM Other Interest rate Options: Black, Hull-White and LGM Constant Maturity Swaps: SABR
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Equity Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Financial Assets Held For Trading [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Financial Assets Held For Trading [Member] | Derivatives [Member] | Credit Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and discounted cash flows
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 381,000,000	92,000,000	78,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 992,000,000	1,160,000,000	1,929,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Specific liquidation criteria regarding losses of the EPA proceedings PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows
Main Unobservable Inputs	- Prepayment rates - Business plan of the underlying asset, WACC, macro scenario - Property valuation
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0	0	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 499,000,000	1,038,000,000	1,778,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 324,000,000	91,000,000	71,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 28,000,000	19,000,000	76,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Net asset value
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 57,000,000	1,000,000	8,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	465,000,000	103,000,000	75,000,000
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	178,000,000	0	0
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0	0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 178,000,000	0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	0	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	7,866,000,000	9,203,000,000	9,323,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 598,000,000	1,084,000,000	1,190,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active market prices
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 7,832,000,000	9,057,000,000	9,221,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 493,000,000	604,000,000	711,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Net asset value
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 34,000,000	146,000,000	113,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	105,000,000	480,000,000	479,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,862,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 8,000,000
Derivatives Hedge accounting [Member] | Derivatives [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets		1,685,000,000	2,882,000,000
Derivatives Hedge accounting [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets		€ 0	€ 3,000,000
Derivatives Hedge accounting [Member] | Derivatives [Member] | Interest Rate Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows Caps/Floors: Black, Hull-White and SABR Bond options: Black Swaptions: Black, Hull-White and LGM Other Interest rate Options: Black, Hull-White and LGM Constant maturity Swaps: SABR
Derivatives Hedge accounting [Member] | Derivatives [Member] | Equity Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Momentum adjustment
Derivatives Hedge accounting [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Derivatives Hedge accounting [Member] | Derivatives [Member] | Credit Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Derivatives Hedge accounting [Member] | Derivatives [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows